Equity Incentive Plans (Summary Of Outstanding Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exercise price range, lower limit	$ 51.64	$ 46.86	$ 45.20
Exercise price range, upper limit	$ 65.50	$ 65.50	$ 65.50
Options outstanding	516,305	950,214	840,665	881,338
Weighted avg. life remaining	5 years 8 months
Weighted avg. exercise price	$ 48.42	$ 42.48	$ 40.85	$ 38.51
Aggregate intrinsic value	$ 5,731
$ 19.02 - 19.99
Exercise price range, lower limit	$ 19.02
Exercise price range, upper limit	$ 19.99
Options outstanding	61,097
Weighted avg. life remaining	3 years 5 months
20.00 - 29.99 [Member]
Exercise price range, lower limit	$ 20.00
Exercise price range, upper limit	$ 29.99
Options outstanding	0
30.00 - 39.99 [Member]
Exercise price range, lower limit	$ 30.00
Exercise price range, upper limit	$ 39.99
Options outstanding	7,401
Weighted avg. life remaining	4 years 2 months
40.00 - 49.99 [Member]
Exercise price range, lower limit	$ 40.00
Exercise price range, upper limit	$ 49.99
Options outstanding	202,224
Weighted avg. life remaining	5 years
50.00 - 59.99 [Member]
Exercise price range, lower limit	$ 50.00
Exercise price range, upper limit	$ 59.99
Options outstanding	111,917
Weighted avg. life remaining	7 years 7 months
60.00 - 65.50 [Member]
Exercise price range, lower limit	$ 60.00
Exercise price range, upper limit	$ 65.50
Options outstanding	133,666
Weighted avg. life remaining	6 years 5 months